Capital Management -Summary of EBITDA, Adjusted EBITDA and Adjusted Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Finance costs	$ 520	$ 554
Unwinding of discount on asset retirement obligations	(33)	(54)
Borrowing costs capitalized to property, plant and equipment	20	18
Interest on net defined benefit pension and other post-retirement plan obligations	(13)	(15)
Adjusted finance costs	$ 494	$ 503